FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 13 – FAIR VALUE MEASUREMENT

Assets and liabilities recognized or disclosed at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their respective fair values.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability. The following tables set forth the Company’s financial instruments that were measured at fair value on a recurring basis for recognition or disclosure purposes during the years ended December 31, 2025, 2024 and 2023.

2023 Convertible Note

The following is a roll forward of balances for the 2023 Convertible Note for the year ended December 31, 2024:

Level 3
Issuance consideration	$7,675,000
Allocation of consideration to warrants	(1,214,594)
Conversions to Ordinary shares at fair value	(755,470)
Conversions to Preferred shares at fair value	(5,117,098)
Changes in fair value	(345,396)
Fair value at December 31, 2023	$242,442
Changes in fair value	(22,602)
Cancellation of convertible note	(219,840)
Fair value at December 31, 2024	$-

The convertible note fair value was measured using a binomial lattice model utilizing observable inputs (e.g. the Company’s stock price) and unobservable inputs (e.g. the expected volatility and instrument specific borrowing rate) that cause the valuation measurements to be classified as Level 3. The following assumptions were within the model:

Risk-free interest rate	3.84%-4.38%
Remaining contractual term (years)	5-4.5
Expected volatility	65%-63%
Annual dividend yield	0.00%
Fair value of common stock (per share)	$85-$8.5
Borrowing rate	14.5%

Pre-Funded Warrant Issued to Fetch Compute

The pre-funded warrant issued to Fetch (as part of the pre-paid services agreement entered into on November 19, 2025) for the option to purchase 182,349 Ordinary Shares, was measured using a Black-Scholes option-pricing model. The following assumptions were within the model:

Stock price on November 19, 2025 (pre 1-to-5 reverse split effective December 15, 2025)	$0.90
Exercise price	$0.01
Implied annual volatility of FRGT ordinary shares	147%
Risk free interest rate of return	4.25%
Time to maturity	3 Years
Conversion ratio	1-to-1
Dividend yield	0.0%

November 2025 Convertible Notes — Bifurcated Conversion Feature

The variable-rate conversion feature embedded in the November 2025 Convertible Notes was bifurcated from the host debt instrument at issuance and classified as a derivative liability in accordance with ASC 815-15, Derivatives and Hedging — Embedded Derivatives. The fair value of the bifurcated conversion feature was measured at issuance on November 20, 2025 and remeasured at December 31, 2025. The fair value measurement is classified as Level 3 within the ASC 820 fair value hierarchy, as the significant inputs are unobservable and reflect management’s assumptions about what market participants would use in pricing the instrument.

The fair value was determined using a 500-step Cox-Ross-Rubinstein (“CRR”) binomial lattice model, with American-style exercise, as described in Cox, Ross, and Rubinstein, Journal of Financial Economics, 7(3), 229–263 (1979). The model computes derivative value through backward induction across 500 discrete time steps, applying risk-neutral pricing at each node. At each node, the value is the greater of the intrinsic conversion value and the discounted expected value of holding the instrument. The effective conversion price at each node is determined as the minimum of the fixed conversion price and the greater of the floor price and the market-based conversion price (95% of the prevailing stock price), consistent with the variable-rate conversion mechanics of the instrument. All conversion terms are presented on a reverse-split-adjusted basis to reflect the December 2025 Reverse Split.

The fair value at inception exceeded the net cash proceeds of $880,000 available for allocation to the derivative. Accordingly, the derivative was recorded at its full inception fair value of $918,069, with the $880,000 attributable to the derivative recorded as a debt discount on the host instrument and the excess of $38,069 recognized as a day-one loss on derivative issuance, recorded in other expense in the consolidated statement of operations for the year ended December 31, 2025.

The following table presents the rollforward of the Level 3 derivative liability for the year ended December 31, 2025:

Level 3
Fair value at inception – November 20, 2025	$918,069
Change in fair value	(512,138)
Fair value at December 31, 2025	$405,931

The change in fair value of $(512,138) represents a gain recognized in the consolidated statement of operations for the year ended December 31, 2025 within change in the fair value of derivative liability, reflecting the significant decline in the Company’s stock price from $4.25 (split-adjusted) at issuance to $1.68 at December 31, 2025.

The following significant assumptions were used in the binomial lattice model at the two measurement dates:

	November 20, 2025	December 31, 2025
Stock price (split-adjusted / actual post-split)	$4.25	$1.68
Fixed conversion price (RS-adjusted)	$4.50	$4.50
Floor conversion price (RS-adjusted)	$0.70	$0.70
Market price discount	95%	95%
Conversion premium	120%	120%
Expected volatility	120%	120%
Risk-free interest rate	4.50%	4.50%
Expected term (years)	2	1.89
Expected dividend yield	0%	0%
Binomial lattice steps	500	500

Expected volatility of 120% was selected based on an analysis of FRGT’s own realized volatility over multiple measurement windows as of the issuance date, including a 30-day realized volatility of approximately 142%, a 90-day realized volatility of approximately 102%, and a full-history realized volatility of approximately 155%. The selected rate of 120% is directionally conservative relative to the shorter-term and full-history measures, is consistent with the peer company range of approximately 70% to 180%, and is consistent with the volatility assumption applied in the Company’s independent third-party valuation of the Series C Preferred Shares issued in connection with the JAK Solar acquisition, also measured at December 31, 2025. The risk-free rate of 4.5% represents the yield on the two-year U.S. Treasury note as of November 20, 2025, consistent with the two-year contractual term of the instrument. The same assumptions were used at the December 31, 2025 remeasurement date, with the exception of the stock price, which reflects the actual post-split closing price, and the expected term, which reflects the remaining contractual life of 1.89 years.

Series C Preferred Shares

The Series C Preferred Shares issued to DIP SPV I, L.P. as consideration for the acquisition of JAK Solar Loans 1 Limited were measured at fair value as of the acquisition date, December 31, 2025 using a lattice-based option pricing model prepared by an independent third-party valuation specialist. The fair value measurement is classified as Level 3 within the ASC 820 fair value hierarchy, as the significant inputs are unobservable and reflect the Company’s own assumptions about what market participants would use in pricing the instrument. The lattice model incorporated a Discount for Lack of Marketability (“DLOM”) calculated as the average of two methods: (i) a Protective Put model, which estimates the cost of a hypothetical at-the-money put option over the expected holding period; and (ii) a Finnerty Average-Strike Put model, which estimates the discount based on the volatility of the underlying shares and the expected holding period. Because no single expected term was determinable for the Series C Preferred Shares — which carry no stated maturity or mandatory conversion date — the model was evaluated across three expected conversion term horizons of one, two, and three years, with a primary weighting on a two-year expected term.

The following significant assumptions were used in the lattice model as of the acquisition date, December 31, 2025:

FRGT stock price (closing price, December 31, 2025)	$1.68
Stated value per Series C Preferred Share	$1.00
Fixed price / Initial conversion price	$2.0160
Floor price for conversion	$0.3360
Expected volatility (1-year / 2-year / 3-year)	148.9% / 127.3% / 135.9%
Risk-free interest rate (1-year / 2-year / 3-year)	3.42% / 3.41% / 3.49%
Expected term (primary)	2 years
Expected dividend yield	0%
Average VWAP discount	6.03%
Discount for Lack of Marketability (DLOM)	30.83%
Fair value per Series C Preferred Share	$1.0413
Number of Series C Preferred Shares issued	5,500,000
Total fair value of Series C Preferred Shares	$5,727,021

The resulting fair value of $5,727,021 exceeds the aggregate stated value of the Series C Preferred Shares of $5,500,000 by $227,021. This premium over stated value reflects the value of the embedded conversion feature and other economic rights of the instrument, partially offset by the illiquidity discount captured in the DLOM. The fair value of the Series C Preferred Shares is sensitive to changes in the assumed expected volatility, expected term, and DLOM. An increase in expected volatility or expected term would generally increase the estimated fair value, while an increase in the DLOM would generally decrease the estimated fair value, and vice versa in each case.